COLUMBIA ACORN TRUST

                               COLUMBIA ACORN FUND
                          COLUMBIA ACORN INTERNATIONAL
                               COLUMBIA ACORN USA
                              COLUMBIA ACORN SELECT
                       COLUMBIA ACORN INTERNATIONAL SELECT
                            COLUMBIA THERMOSTAT FUND

                     Supplement dated March 18, 2005 to the
              Statement of Additional Information dated May 1, 2004


     The Trust's Amended and Restated Investment Advisory Agreement with Columbia Wanger Asset Management, L.P. ("CWAM") has been amended so that, as of February 10, 2005, the fees payable thereunder are paid at the following reduced rates:


----------------------------------------------- ------------------------ -------------------------------------------
NAME OF FUND                                    ANNUAL FEE RATE           NET ASSETS
----------------------------------------------- ------------------------ -------------------------------------------

Columbia Acorn Fund                             0.740%                   Up to $700 million
                                                0.690%                   $700 million to $2 billion
                                                0.640%                   $2 billion to $6 billion
                                                0.630%                   $6 billion and over
----------------------------------------------- ------------------------ -------------------------------------------
Columbia Acorn Select                           0.850%                   Up to $700 million
                                                0.800%                   $700 million and over
----------------------------------------------- ------------------------ -------------------------------------------
Columbia Acorn USA                              0.940%                   Up to $200 million
                                                0.890%                   $200 million and over
----------------------------------------------- ------------------------ -------------------------------------------
Columbia Acorn International                    1.190%                   Up to $100 million
                                                0.940%                   $100 million to $500 million
                                                0.740%                   $500 million and over
----------------------------------------------- ------------------------ -------------------------------------------
Columbia Acorn International Select             0.940%                   All
----------------------------------------------- ------------------------ -------------------------------------------


     Previously, CWAM had waived a portion of its fees, so that it retained fees at the rates shown above. This fee waiver was effective as of February 10, 2005 but applied as if the fee waiver had gone into effect on December 1, 2004.



                                                              ACN-35/872U-0305